Finance income and costs	12 Months Ended
Dec. 31, 2020
Finance income and costs
Finance income and costs

11. Finance income and costs

	2020	2019
Interest income	7	12
Foreign exchange gain	1,991	411
Finance income – total	1,998	423
Interest expense	(45)	(96)
Bank charges	(175)	(87)
Finance costs – total	(220)	(183)
Net finance income	1,778	240